FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Unrealized gain/loss Carrying amount	R$ 163	R$ 1,198
Over the counter [member]
IfrsStatementLineItems [Line Items]
Assets	US$ exchange variation + Rate (9.25% p.y.)
Liability	R$ 152.01% of CDI
Maturity period	Interest: Half-yearly Principal: Dec.2024
Trade market	Over the counter
Unrealized gain/loss Carrying amount	R$ 185	1,019
Over the counter [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Notional amount	R$ 250
Over the counter one [member]
IfrsStatementLineItems [Line Items]
Assets	US$ exchange variation + Rate (9.25% p.y.)
Liability	R$125.52% of CDI
Maturity period	Interest: Half-yearly Principal: Dec.2024
Trade market	Over the counter
Unrealized gain/loss Carrying amount	R$ (54)	155
Over the counter one [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Notional amount	R$ 500
Over The Counters Two [Member]
IfrsStatementLineItems [Line Items]
Assets	US$ exchange variation higher than R$5.0984
Liability	US$ exchange variation lower than R$5.0984
Maturity period	August 03, 2021 December 16, 2022
Trade market	Over the counter
Unrealized gain/loss Carrying amount	R$ 32	24
Over The Counters Two [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Notional amount	R$ 280	R$ 600